Note 24 - Capital Management (Tables)	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of regulatory capital and capital ratios [text block]
(thousands of Canadian dollars)

	2025	2024

Common Equity Tier 1 (CET1) capital
Directly issued qualifying common share capital	$325,910	$215,610
Contributed surplus	2,473	2,485
Retained earnings	203,728	181,238
Accumulated other comprehensive income (loss)	562	(130)
CET1 before regulatory adjustments	532,673	399,203
Regulatory adjustments applied to CET1	(23,023)	(25,700)
Common Equity Tier 1 capital	$509,650	$373,503

Additional Tier 1 capital
Directly issued qualifying Additional Tier 1 instruments	$-	$-
Total Tier 1 capital	$509,650	$373,503

Tier 2 capital
Directly issued Tier 2 capital instruments	$105,135	$104,370
Tier 2 capital before regulatory adjustments	105,135	104,370
Eligible stage 1 and stage 2 allowance	5,105	3,303
Total Tier 2 capital	$110,240	$107,673
Total regulatory capital	$619,890	$481,176
Total risk-weighted assets	$3,943,657	$3,323,595
Capital ratios
CET1 capital ratio	12.92%	11.24%
Tier 1 capital ratio	12.92%	11.24%
Total capital ratio	15.72%	14.48%
(thousands of Canadian dollars)
	2025	2024

On-balance sheet assets	$5,808,475	$4,838,484
Asset amounts adjusted in determining the Basel III
Tier 1 capital	(23,023)	(25,700)
Total on-balance sheet exposures	5,785,452	4,812,784

Replacement cost associated with all derivative transactions	$-	$-
Add-on amounts for PFE associated with all derivative transactions	3,975	-
Total derivative exposures	3,975	-

Total off-balance sheet exposure at gross notional amount	$635,854	$701,104
Adjustments for conversion to credit equivalent amount	(410,571)	(451,759)
Total off-balance sheet exposures	225,283	249,345

Tier 1 capital	509,650	373,503
Total exposures	6,014,710	5,062,129

Leverage ratio	8.47%	7.38%